Guarantor and Non-Guarantor Financial Information - Condensed Consolidated Balance Sheets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets:
Land	$ 622,348	$ 633,008
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	2,881,296	2,945,323
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	54,745	79,155
Construction in progress	20,373	17,250
Real estate assets held for sale, net	33,970	29,315
Total real estate assets	3,612,732	3,704,051
Investments in and amounts due from unconsolidated joint ventures	37,689	38,969
Cash and cash equivalents	12,957	139,690	56,718	10,004
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	145,148	129,280
Advances to affiliates	0	0
Notes receivable	0	0
Prepaid expenses, restricted cash, escrows, and other assets	13,356	18,950
Goodwill	180,097	180,097
Interest rate swap	1,075	0
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	6,454	5,977
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	240,140	228,897
Other assets held for sale, net	5,227	1,923
Total assets	4,254,875	4,447,834
Liabilities:
Line of credit and notes payable	1,416,525	1,472,525
Accounts payable, accrued expenses, and accrued capital expenditures	127,263	122,986
Advances from affiliates	0	0
Deferred income	21,552	27,321
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	40,805	49,037
Interest rate swaps	8,235	2,537
Total liabilities	1,614,380	1,674,406
Stockholders’ Equity:
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	1,676	1,726
Additional paid-in capital	3,667,051	3,663,662
Cumulative distributions in excess of earnings	(1,022,681)	(891,032)
Other comprehensive loss	(7,160)	(2,537)
Piedmont stockholders’ equity	2,638,886	2,771,819
Noncontrolling interest	1,609	1,609
Total stockholders’ equity	2,640,495	2,773,428	2,773,454	2,606,882
Total liabilities and stockholders’ equity	4,254,875	4,447,834
Parent Company [Member]
Assets:
Land	90,239	105,124
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	522,054	570,587
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	3,266	4,428
Construction in progress	1,056	5,862
Real estate assets held for sale, net	10,223	11,139
Total real estate assets	626,838	697,140
Investments in and amounts due from unconsolidated joint ventures	37,689	38,969
Cash and cash equivalents	62,371	166,920	61,516	10,063
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	34,286	31,311
Advances to affiliates	554,329	150,365
Notes receivable	160,000	160,000
Prepaid expenses, restricted cash, escrows, and other assets	4,219	4,346
Goodwill	180,097	180,097
Interest rate swap	1,075
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	4,292	2,422
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	31,357	37,824
Other assets held for sale, net	0	685
Total assets	1,696,553	1,470,079
Liabilities:
Line of credit and notes payable	452,890	323,890
Accounts payable, accrued expenses, and accrued capital expenditures	20,444	20,737
Advances from affiliates	274,158	233,209
Deferred income	5,991	6,862
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	24	48
Interest rate swaps	8,235	2,537
Total liabilities	761,742	587,283
Stockholders’ Equity:
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	941,971	885,333
Other comprehensive loss	(7,160)	(2,537)
Piedmont stockholders’ equity	934,811	882,796
Noncontrolling interest	0	0
Total stockholders’ equity	934,811	882,796
Total liabilities and stockholders’ equity	1,696,553	1,470,079
Guarantor Subsidiaries [Member]
Assets:
Land	0	0
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	0	0
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	0	0
Construction in progress	0	0
Real estate assets held for sale, net	0	0
Total real estate assets	0	0
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	239	139	896	1
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	0	0
Advances to affiliates	1,300,157	1,315,942
Notes receivable	2,500	0
Prepaid expenses, restricted cash, escrows, and other assets	15	172
Goodwill	0	0
Interest rate swap	0
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	0	0
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	0	0
Other assets held for sale, net	0	0
Total assets	1,302,911	1,316,253
Liabilities:
Line of credit and notes payable	0	0
Accounts payable, accrued expenses, and accrued capital expenditures	644	1,038
Advances from affiliates	568,093	359,249
Deferred income	0	0
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	0	0
Interest rate swaps	0	0
Total liabilities	568,737	360,287
Stockholders’ Equity:
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	1,676	1,726
Additional paid-in capital	3,667,051	3,663,662
Cumulative distributions in excess of earnings	(2,934,553)	(2,709,422)
Other comprehensive loss	0	0
Piedmont stockholders’ equity	734,174	955,966
Noncontrolling interest	0	0
Total stockholders’ equity	734,174	955,966
Total liabilities and stockholders’ equity	1,302,911	1,316,253
Non-Guarantor Subsidiaries [Member]
Assets:
Land	532,109	527,884
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	2,359,242	2,374,736
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	51,479	74,727
Construction in progress	19,317	11,388
Real estate assets held for sale, net	23,747	18,176
Total real estate assets	2,985,894	3,006,911
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	0	0	0	0
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	110,862	97,969
Advances to affiliates	(931,733)	(813,861)
Notes receivable	23,890	23,890
Prepaid expenses, restricted cash, escrows, and other assets	10,070	15,365
Goodwill	0	0
Interest rate swap	0
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	2,162	3,555
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	208,783	191,073
Other assets held for sale, net	5,227	1,238
Total assets	2,415,155	2,526,140
Liabilities:
Line of credit and notes payable	1,150,025	1,332,525
Accounts payable, accrued expenses, and accrued capital expenditures	156,776	129,515
Advances from affiliates	147,783	104,551
Deferred income	15,561	20,459
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	40,781	48,989
Interest rate swaps	0	0
Total liabilities	1,510,926	1,636,039
Stockholders’ Equity:
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	902,620	888,492
Other comprehensive loss	0	0
Piedmont stockholders’ equity	902,620	888,492
Noncontrolling interest	1,609	1,609
Total stockholders’ equity	904,229	890,101
Total liabilities and stockholders’ equity	2,415,155	2,526,140
Consolidation, Eliminations [Member]
Assets:
Land	0	0
Buildings and improvements, less accumulated depreciation of $874,630 and $784,568 as of December 31, 2012 and December 31, 2011, respectively	0	0
Intangible lease assets, less accumulated amortization of $67,940 and $119,334 as of December 31, 2012 and December 31, 2011, respectively	0	0
Construction in progress	0	0
Real estate assets held for sale, net	0	0
Total real estate assets	0	0
Investments in and amounts due from unconsolidated joint ventures	0	0
Cash and cash equivalents	(49,653)	(27,369)	(5,694)	(60)
Tenant receivables, net of allowance for doubtful accounts of $346 and $631 as of December 31, 2012 and December 31, 2011, respectively	0	0
Advances to affiliates	(922,753)	(652,446)
Notes receivable	(186,390)	(183,890)
Prepaid expenses, restricted cash, escrows, and other assets	(948)	(933)
Goodwill	0	0
Interest rate swap	0
Deferred financing costs, less accumulated amortization of $10,479 and $9,214 as of December 31, 2012 and December 31, 2011, respectively	0	0
Deferred lease costs, less accumulated amortization of $112,289 and $118,570 as of December 31, 2012 and December 31, 2011, respectively	0	0
Other assets held for sale, net	0	0
Total assets	(1,159,744)	(864,638)
Liabilities:
Line of credit and notes payable	(186,390)	(183,890)
Accounts payable, accrued expenses, and accrued capital expenditures	(50,601)	(28,304)
Advances from affiliates	(990,034)	(697,009)
Deferred income	0	0
Intangible lease liabilities, less accumulated amortization of $40,931 and $63,981 as of December 31, 2012 and December 31, 2011, respectively	0	0
Interest rate swaps	0	0
Total liabilities	(1,227,025)	(909,203)
Stockholders’ Equity:
Common stock, $.01 par value; 750,000,000 shares authorized, 167,556,001 shares issued and outstanding as of December 31, 2012; and 172,629,748 shares issued and outstanding at December 31, 2011	0	0
Additional paid-in capital	0	0
Cumulative distributions in excess of earnings	67,281	44,565
Other comprehensive loss	0	0
Piedmont stockholders’ equity	67,281	44,565
Noncontrolling interest	0	0
Total stockholders’ equity	67,281	44,565
Total liabilities and stockholders’ equity	$ (1,159,744)	$ (864,638)